Summary of Interest Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Amortization of debt discounts			$ 1,000,882	$ 3,206,982	$ 6,607,212	$ 4,545,675
Total accrued and noncash converted interest					9,244,324	3,065,633
Total cash paid interest expense					645,681	2,852,262
Total interest expense	$ 2,362,709	$ 4,116,407	$ 5,182,680	$ 7,916,135	16,497,217	10,463,570
Term Note [Member]
Short-term Debt [Line Items]
Amortization of debt discounts					554,693
Total accrued and noncash converted interest					747,453
12% Convertible Debentures [Member]
Short-term Debt [Line Items]
Amortization of debt discounts					3,880,609	3,304,893
Total accrued and noncash converted interest					2,116,281	1,831,130
12% Second Amended Senior Secured Note [Member]
Short-term Debt [Line Items]
Amortization of debt discounts					2,171,910	1,240,782
Total accrued and noncash converted interest					6,374,746	1,228,709
Total cash paid interest expense						2,351,904
Promissory Note [Member]
Short-term Debt [Line Items]
Total accrued and noncash converted interest					5,844	5,794
Total cash paid interest expense						983
Other [Member]
Short-term Debt [Line Items]
Total cash paid interest expense					$ 645,681	$ 499,375